Filed Pursuant to Rule 497(e)
Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Real Assets Securities Fund

Brookfield U.S. Listed Real Estate Fund

(each, a “Fund,” and together, the “Funds”)

Supplement dated December 28, 2018 to the Funds’ Prospectus

dated April 30, 2018, as supplemented and amended to date

Effective January 3, 2019, Brookfield Investment Management Inc. will be reorganized as a Delaware limited liability company and its name will concurrently change to Brookfield Public Securities Group LLC.  Accordingly, all references to Brookfield Investment Management Inc. in the Funds’ Prospectus are hereby replaced with “Brookfield Public Securities Group LLC.”

Effective immediately, on the facing sheet of the Prospectus, the following disclosure is hereby added:

“Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports.  Instead, the reports will be made available on the Funds’ website (https://publicsecurities.brookfield.com/en), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker, investment adviser, bank or trust company) or, if you are a direct investor, by calling the Fund (toll-free) at 1-855-244-4859 or by sending an e-mail request to the Fund at https://publicsecurities.brookfield.com/en.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge.  If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with a Fund, you may call 1-855-244-4859 or send an email request to https://publicsecurities.brookfield.com/en to let the Fund know you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with a Fund.”

Effective immediately, on page 30 of the Prospectus, the portfolio management disclosure under the heading “Brookfield Real Assets Securities Fund — Management,” is hereby deleted and replaced with the following:

“Portfolio Managers:  Craig Noble, CFA, CEO, Chief Investment Officer and Portfolio Manager, Leonardo Anguiano, Managing Director and Portfolio Manager, Jason S. Baine, Managing Director and Portfolio Manager, Bernhard Krieg, CFA, Managing Director and Portfolio Manager, Dana Erikson, CFA, Managing Director and Portfolio Manager, Dan Parker, CFA, Director and Portfolio Manager, and Larry Antonatos, Managing Director and Portfolio Manager, each of Brookfield Public Securities Group LLC, serve as Co-Portfolio Managers for the Fund.  Messrs. Noble, Baine, Krieg and Erikson have served as Co-Portfolio Managers of the Fund since its inception.  Messrs. Antonatos, Anguiano and Parker have served as Co-Portfolio Managers of the Fund since February 2016, September 2016 and August 2018, respectively.

Effective immediately, on page 75 of the Prospectus, under the heading “Management of the Funds,” in the subsection “The Portfolio Managers,” all references to Mark Shipley are deleted in their entirety and the disclosure is supplemented, in pertinent part, with the following:

“Dan Parker, CFA — Director and Portfolio Manager.  Mr. Parker has over 20 years of industry experience and is a Portfolio Manager and Director on the Public Securities Group’s Global Credit team.  In addition, Mr. Parker supports the Global Infrastructure Equities team with a focus on utilities.  Prior to joining the firm in 2006, Mr. Parker spent four years at Standard & Poor’s where he covered the utilities and natural resources sectors.  He started his career in international trade finance as a credit analyst at Canada’s Export Credit Agency, EDC.  Mr. Parker holds the Chartered Financial Analyst® designation and is a member of the CFA Society Chicago, Inc.  He earned an Honours Bachelor of Commerce degree from Lakehead University.”

….

“For the Real Assets Securities Fund, Messrs. Noble and Antonatos are jointly and primarily responsible for the day-to-day management of the Fund, including the authority to adjust the strategic allocation of assets.  Messrs. Noble and Anguiano are jointly and primarily responsible for the infrastructure investment decisions.  Messrs. Baine and Krieg are jointly and primarily responsible for the real estate investment decisions.  Messrs. Erikson and Parker are jointly and primarily responsible for the corporate credit investment decisions.  In addition, Messrs. Noble and Antonatos are jointly and primarily responsible for investment decisions beyond those noted above and may draw upon the expertise of other colleagues within the Public Securities Group in managing the Fund.”

Effective immediately, on page 89 of the Prospectus, under the heading “Shareholder Information,” the subsection “Conversion of Shares Between Classes,” is hereby deleted and replaced with the following:

“Shareholders participating in or moving into certain advisory fee-based programs or similar programs (“Programs”) sponsored by certain financial intermediaries with whom a Fund and/or its distributor have entered into an agreement, or accounts held through a registered investment adviser, may exchange their existing Class A or Class C Shares for Class Y Shares of the same Fund.  Any account with an existing CDSC liability (Class C Shares held for less than 12 months) will assess the CDSC before converting to Class Y Shares.  In addition, shareholders may exchange Class Y Shares of a Fund held through a Program for Class A Shares of the same Fund without paying an initial sales charge if the shareholder is leaving or has left the Program and provided that the Class A Shares received in the exchange will be held at the financial intermediary that sponsored the Program.  Shareholders should note that the Class A Shares of the Funds are subject to 12b-1 fees and have higher annual operating expenses than the Class Y Shares of the Funds.  An exchange of shares for shares of a different class in a Fund will generally not constitute a taxable transaction for federal income tax purposes.  Shareholders should, however, consult with their tax adviser regarding the state and local tax consequences of this type of an exchange of shares.  A conversion of shares between classes is exempt from the Funds’ short-term trading policies described in this Prospectus.”

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

Please retain this Supplement for reference.

Filed Pursuant to Rule 497(e)
Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Brookfield Global Listed Real Estate Fund

Brookfield Global Listed Infrastructure Fund

Brookfield Real Assets Securities Fund

Brookfield U.S. Listed Real Estate Fund

(each, a “Fund,” and together, the “Funds”)

Supplement dated December 28, 2018 to the Funds’ Statement of

Additional Information dated April 30, 2018, as supplemented and amended to date

Effective January 3, 2019, Brookfield Investment Management Inc. will be reorganized as a Delaware limited liability company and its name will concurrently change to Brookfield Public Securities Group LLC.  Accordingly, all references to Brookfield Investment Management Inc. in the Funds’ SAI are hereby replaced with “Brookfield Public Securities Group LLC.”

Effective immediately, on pages 66-69 of the SAI, under the heading “Portfolio Managers,” all references to Mark Shipley are deleted in their entirety and the disclosure is supplemented, in pertinent part, with the following:

“For the Real Assets Securities Fund, Messrs. Noble and Antonatos are jointly and primarily responsible for the day-to-day management of the Fund, including the authority to adjust the strategic allocation of assets.  Messrs. Noble and Anguiano are jointly and primarily responsible for the infrastructure investment decisions.  Messrs. Baine and Krieg are jointly and primarily responsible for the real estate investment decisions.  Messrs. Erikson and Parker are jointly and primarily responsible for the corporate credit investment decisions.  In addition, Messrs. Noble and Antonatos are jointly and primarily responsible for investment decisions beyond those noted above and may draw upon the expertise of other colleagues within the Public Securities Group in managing the Fund.”

….

“Dan Parker, CFA — Director and Portfolio Manager.  Mr. Parker has over 20 years of industry experience and is a Portfolio Manager and Director on the Public Securities Group’s Global Credit team.  In addition, Mr. Parker supports the Global Infrastructure Equities team with a focus on utilities.  Prior to joining the firm in 2006, Mr. Parker spent four years at Standard & Poor’s where he covered the utilities and natural resources sectors.  He started his career in international trade finance as a credit analyst at Canada’s Export Credit Agency, EDC.  Mr. Parker holds the Chartered Financial Analyst® designation and is a member of the CFA Society Chicago, Inc.  He earned an Honours Bachelor of Commerce degree from Lakehead University.”

….

The following table provides information relating to other accounts managed by Mr. Parker (as of November 30, 2018):

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	2	7	2
Number of Accounts Managed with Performance-Based Fees	0	1	0
Assets Managed (assets in millions)	$422,742,812	$93,739,822	$29,961,887
Assets Managed with Performance-Based Fees (assets in millions)	0	$21,917,855	0

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

Please retain this Supplement for reference.

Filed Pursuant to Rule 497(e)
Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Center Coast Brookfield MLP Focus Fund
(the “Fund”)

Supplement dated December 28, 2018 to the Fund’s Prospectus

dated February 5, 2018, as supplemented and amended to date

Effective January 3, 2019, Brookfield Investment Management Inc. will be reorganized as a Delaware limited liability company and its name will concurrently change to Brookfield Public Securities Group LLC.  Accordingly, all references to Brookfield Investment Management Inc. in the Fund’s Prospectus are hereby replaced with “Brookfield Public Securities Group LLC.”

Effective immediately, on the facing sheet of the Prospectus, the following disclosure is hereby added:

“Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports.  Instead, the reports will be made available on the Fund’s website (https://publicsecurities.brookfield.com/en), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker, investment adviser, bank or trust company) or, if you are a direct investor, by calling the Fund (toll-free) at 1-855-244-4859 or by sending an e-mail request to the Fund at https://publicsecurities.brookfield.com/en.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge.  If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the Fund, you may call 1-855-244-4859 or send an email request to https://publicsecurities.brookfield.com/en to let the Fund know you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with the Fund.”

Effective immediately, on page 43 of the Prospectus, under the heading “Shareholder Information,” the subsection “Conversion of Shares Between Classes,” is hereby deleted and replaced with the following:

“Shareholders participating in or moving into certain advisory fee-based programs or similar programs (“Programs”) sponsored by certain financial intermediaries with whom the Fund and/or its distributor have entered into an agreement, or accounts held through a registered investment adviser, may exchange their existing Class A or Class C Shares for Class Y Shares of the Fund.  Any account with an existing CDSC liability (Class C Shares held for less than 12 months) will assess the CDSC before converting to Class Y Shares.  In addition, shareholders may exchange Class Y Shares held through a Program for Class A Shares without paying an initial sales charge if the shareholder is leaving or has left the Program and provided that the Class A Shares received in the exchange will be held at the financial intermediary that sponsored the Program.  Shareholders should note that the Class A Shares of the Fund are subject to a 12b-1 fee and have higher annual operating expenses than the Class Y Shares of the Fund.  An exchange of shares for shares of a different class in the Fund will generally not constitute a taxable transaction for federal income tax purposes.  Shareholders should, however, consult with their tax adviser regarding the state and local tax consequences of this type of an exchange of shares.  A conversion of shares between classes is exempt from the Fund’s short-term trading policies described in this Prospectus.”

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

Please retain this Supplement for reference.

Filed Pursuant to Rule 497(e)
Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Center Coast Brookfield MLP Focus Fund
(the “Fund”)

Supplement dated December 28, 2018 to the Fund’s Statement of

Additional Information dated February 5, 2018, as supplemented and amended to date

Effective January 3, 2019, Brookfield Investment Management Inc. will be reorganized as a Delaware limited liability company and its name will concurrently change to Brookfield Public Securities Group LLC.  Accordingly, all references to Brookfield Investment Management Inc. in the Fund’s SAI are hereby replaced with “Brookfield Public Securities Group LLC.”

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

Please retain this Supplement for reference.

Filed Pursuant to Rule 497(e)
Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Brookfield Real Assets Debt Fund
(the “Fund”)

Supplement dated December 28, 2018 to the Fund’s Prospectus

dated April 30, 2018, as supplemented and amended to date

Effective January 3, 2019, Brookfield Investment Management Inc. will be reorganized as a Delaware limited liability company and its name will concurrently change to Brookfield Public Securities Group LLC.  Accordingly, all references to Brookfield Investment Management Inc. in the Fund’s Prospectus are hereby replaced with “Brookfield Public Securities Group LLC.”

Effective immediately, on the facing sheet of the Prospectus, the following disclosure is hereby added:

“Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports.  Instead, the reports will be made available on the Fund’s website (https://publicsecurities.brookfield.com/en), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker, investment adviser, bank or trust company) or, if you are a direct investor, by calling the Fund (toll-free) at 1-855-244-4859 or by sending an e-mail request to the Fund at https://publicsecurities.brookfield.com/en.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge.  If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the Fund, you may call 1-855-244-4859 or send an email request to https://publicsecurities.brookfield.com/en to let the Fund know you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with the Fund.”

Effective immediately, on page 12 of the Prospectus, the portfolio management disclosure under the heading “Management,” is hereby deleted and replaced with the following:

“Portfolio Managers:  Craig Noble, CFA, CEO, Chief Investment Officer and Portfolio Manager, Dana Erikson, CFA, Managing Director and Portfolio Manager, and Dan Parker, CFA, Director and Portfolio Manager, each of Brookfield Public Securities Group LLC, serve as Co-Portfolio Managers of the Fund.  Messrs. Noble and Erikson have served as Co-Portfolio Managers of the Fund since its inception.  Mr. Parker has served as a Co-Portfolio Manager of the Fund since August 2018.”

Effective immediately, on pages 40-41 of the Prospectus, under the heading “Management of the Fund,” in the subsection “The Portfolio Managers,” all references to Mark Shipley are deleted in their entirety and the disclosure is supplemented, in pertinent part, with the following:

“Dan Parker, CFA — Director and Portfolio Manager.  Mr. Parker has over 20 years of industry experience and is a Portfolio Manager and Director on the Public Securities Group’s Global Credit team.  In addition, Mr. Parker supports the Global Infrastructure Equities team with a focus on utilities.  Prior to joining the firm in 2006, Mr. Parker spent four years at Standard & Poor’s where he covered the utilities and natural resources sectors.  He started his career in international trade finance as a credit analyst at Canada’s Export Credit Agency, EDC.  Mr. Parker holds the Chartered Financial Analyst® designation and is a member of the CFA Society Chicago, Inc.  He earned an Honours Bachelor of Commerce degree from Lakehead University.

As Portfolio Managers, Messrs. Noble, Erikson and Parker are jointly and primarily responsible for the day-to-day investment decisions for the Fund.

The Fund’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts they manage, and their ownership of securities in the Fund.”

Effective immediately, on page 55 of the Prospectus, under the heading “Shareholder Information,” the subsection “Conversion of Shares Between Classes,” is hereby deleted and replaced with the following:

“Shareholders participating in or moving into certain advisory fee-based programs or similar programs (“Programs”) sponsored by certain financial intermediaries with whom the Fund and/or its distributor have entered into an agreement, or accounts held through a registered investment adviser, may exchange their existing Class A or Class C Shares for Class Y Shares of the Fund.  Any account with an existing CDSC liability (Class C Shares held for less than 12 months) will assess the CDSC before converting to Class Y Shares.  In addition, shareholders may exchange Class Y Shares held through a Program for Class A Shares without paying an initial sales charge if the shareholder is leaving or has left the Program and provided that the Class A Shares received in the exchange will be held at the financial intermediary that sponsored the Program.  Shareholders should note that the Class A Shares of the Fund are subject to a 12b-1 fee and have higher annual operating expenses than the Class Y Shares of the Fund.  An exchange of shares for shares of a different class in the Fund will generally not constitute a taxable transaction for federal income tax purposes.  Shareholders should, however, consult with their tax adviser regarding the state and local tax consequences of this type of an exchange of shares.  A conversion of shares between classes is exempt from the Fund’s short-term trading policies described in this Prospectus.”

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

Please retain this Supplement for reference.

Filed Pursuant to Rule 497(e)
Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Brookfield Real Assets Debt Fund
(the “Fund”)

Supplement dated December 28, 2018 to the Fund’s Statement of

Additional Information dated April 30, 2018, as supplemented and amended to date

Effective January 3, 2019, Brookfield Investment Management Inc. will be reorganized as a Delaware limited liability company and its name will concurrently change to Brookfield Public Securities Group LLC.  Accordingly, all references to Brookfield Investment Management Inc. in the Fund’s SAI are hereby replaced with “Brookfield Public Securities Group LLC.”

Effective immediately, on pages 56-57 of the SAI, under the heading “Portfolio Managers,” all references to Mark Shipley are deleted in their entirety and the disclosure is supplemented, in pertinent part, with the following:

“Real Assets Debt Fund

Messrs. Noble, Erikson and Parker are jointly and primarily responsible for the day-to-day management of the Real Assets Debt Fund.”

….

“Dan Parker, CFA — Director and Portfolio Manager.  Mr. Parker has over 20 years of industry experience and is a Portfolio Manager and Director on the Public Securities Group’s Global Credit team.  In addition, Mr. Parker supports the Global Infrastructure Equities team with a focus on utilities.  Prior to joining the firm in 2006, Mr. Parker spent four years at Standard & Poor’s where he covered the utilities and natural resources sectors.  He started his career in international trade finance as a credit analyst at Canada’s Export Credit Agency, EDC.  Mr. Parker holds the Chartered Financial Analyst® designation and is a member of the CFA Society Chicago, Inc.  He earned an Honours Bachelor of Commerce degree from Lakehead University.”

….

The following table provides information relating to other accounts managed by Mr. Parker (as of November 30, 2018):

	Registered Investment Companies	Other Pooled Investment Companies	Other Accounts
Number of Accounts Managed	2	7	2
Number of Accounts Managed with Performance-Based Fees	0	1	0
Assets Managed (assets in millions)	$422,742,812	$93,739,822	$29,961,887
Assets Managed with Performance-Based Fees (assets in millions)	0	$21,917,855	0

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

Please retain this Supplement for reference.

Filed Pursuant to Rule 497(e)
Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Center Coast Brookfield Energy Infrastructure Fund
(the “Fund”)

Supplement dated December 28, 2018 to the Fund’s Prospectus

dated October 1, 2018, as supplemented and amended to date

Effective January 3, 2019, Brookfield Investment Management Inc. will be reorganized as a Delaware limited liability company and its name will concurrently change to Brookfield Public Securities Group LLC.  Accordingly, all references to Brookfield Investment Management Inc. in the Fund’s Prospectus are hereby replaced with “Brookfield Public Securities Group LLC.”

Effective immediately, on the facing sheet of the Prospectus, the following disclosure is hereby added:

“Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports.  Instead, the reports will be made available on the Fund’s website (https://publicsecurities.brookfield.com/en), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker, investment adviser, bank or trust company) or, if you are a direct investor, by calling the Fund (toll-free) at 1-855-244-4859 or by sending an e-mail request to the Fund at https://publicsecurities.brookfield.com/en.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge.  If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the Fund, you may call 1-855-244-4859 or send an email request to https://publicsecurities.brookfield.com/en to let the Fund know you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the fund complex if you invest directly with the Fund.”

Effective immediately, on page 34 of the Prospectus, under the heading “Shareholder Information,” the subsection “Conversion of Shares Between Classes,” is hereby deleted and replaced with the following:

“Shareholders participating in or moving into certain advisory fee-based programs or similar programs (“Programs”) sponsored by certain financial intermediaries with whom the Fund and/or its distributor have entered into an agreement, or accounts held through a registered investment adviser, may exchange their existing Class A or Class C Shares for Class Y Shares of the Fund.  Any account with an existing CDSC liability (Class C Shares held for less than 12 months) will assess the CDSC before converting to Class Y Shares.  In addition, shareholders may exchange Class Y Shares held through a Program for Class A Shares without paying an initial sales charge if the shareholder is leaving or has left the Program and provided that the Class A Shares received in the exchange will be held at the financial intermediary that sponsored the Program.  Shareholders should note that the Class A Shares of the Fund are subject to a 12b-1 fee and have higher annual operating expenses than the Class Y Shares of the Fund.  An exchange of shares for shares of a different class in the Fund will generally not constitute a taxable transaction for federal income tax purposes.  Shareholders should, however, consult with their tax adviser regarding the state and local tax consequences of this type of an exchange of shares.  A conversion of shares between classes is exempt from the Fund’s short-term trading policies described in this Prospectus.”

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

Please retain this Supplement for reference.

Filed Pursuant to Rule 497(e)
Registration No. 333-174323

BROOKFIELD INVESTMENT FUNDS

Center Coast Brookfield Energy Infrastructure Fund
(the “Fund”)

Supplement dated December 28, 2018 to the Fund’s Statement of

Additional Information dated October 1, 2018, as supplemented and amended to date

Effective January 3, 2019, Brookfield Investment Management Inc. will be reorganized as a Delaware limited liability company and its name will concurrently change to Brookfield Public Securities Group LLC.  Accordingly, all references to Brookfield Investment Management Inc. in the Fund’s SAI are hereby replaced with “Brookfield Public Securities Group LLC.”

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

Please retain this Supplement for reference.